Document and Entity Information	Oct. 17, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 17, 2022
Entity Registrant Name	Endo International plc
Entity Incorporation, State or Country Code	L2
Entity File Number	001-36326
Entity Tax Identification Number	68-0683755
Entity Address, Address Line One	First Floor, Minerva House, Simmonscourt Road
Entity Address, City or Town	Ballsbridge, Dublin
Entity Address, Postal Zip Code	4
Entity Address, Country	IE
Country Region	011-353
City Area Code	1
Local Phone Number	268-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, nominal value $0.0001 per share
Trading Symbol	ENDPQ
Entity Emerging Growth Company	false
Security Exchange Name	NONE
Entity Central Index Key	0001593034
Amendment Flag	false